SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Prepaid Expenses And Other Current Assets Net
Loan to a third party	$ 906,356	[1]	$ 581,229	[1],[2]		[2]
Deductible input VAT	179,891		225,735		103,753
Advance to suppliers	21,467		20,682		18,376
Prepaid expense	405		13,073		14,645
Advance to employee	186		109		20,844
Deposit			34,291
Total	$ 1,108,305		$ 875,119		$ 157,618

[1]	On November 1, 2023, MKD BVI lent US$575,000 to Cetus Sponsor LLC with an annual interest of 6.5%. The loan is used to pay the application fee for the extension of business combination between the Company and Cetus Capital and shall be repaid on the earlier of i) the date on which the Cetus Capital consummates an initial business combination with a target business, and ii) May 2, 2024. The Company is currently negotiating with Cetus Sponsor LLC to postpone the repayment date of the loan to December 31, 2025.
[2]	On November 1, 2023, MKD BVI lent US$575,000 to Cetus Sponsor LLC with an annual interest of 6.5%. The loan is used to pay the application fee for the extension of business combination between the Company and Cetus Capital Acquisition Corp. (“Cetus Capital”) and shall be repaid on the earlier of i) the date on which the Cetus Capital consummates an initial business combination with a target business, and ii) May 2, 2024. The Company is currently negotiating with Cetus Sponsor LLC to postpone the repayment date of the loan to December 31, 2025.